Earnings per share (Tables)	9 Months Ended
Mar. 31, 2024
Earnings per share [Abstract]
Earnings Per Share Basic and Diluted
For the Three Months Ended 31 March 2024
	Three months ended 31 Mar 2024	Three months ended 31 Mar 2023
	$'000	$'000
Profit/(loss) after income tax	8,638	(3,053)

	Number	Number
Weighted average number of ordinary shares used in calculating basic earnings per share	104,496,782	53,559,687

Weighted average number of ordinary shares used in calculating diluted earnings per share	112,195,908	53,559,687

	Cents	Cents
Basic earnings per share	8.27	(5.70)
Diluted earnings per share	7.70	(5.70)

For the Nine Months Ended 31 March 2024
	Nine months ended 31 Mar 2024	Nine months ended 31 Mar 2023
	$'000	$'000
Profit/(loss) after income tax	(1,889)	(164,947)

	Number	Number
Weighted average number of ordinary shares used in calculating basic earnings per share	81,456,256	53,203,472

Weighted average number of ordinary shares used in calculating diluted earnings per share	81,456,256	53,203,472

	Cents	Cents
Basic earnings per share	(2.32)	(310.03)
Diluted earnings per share	(2.32)	(310.03)